Credit Facilities and Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Borrowings Under the Revolving Facility and Term Loan and Lease Obligations
The following table sets forth our borrowings under our Credit Facility*, and our lease obligations, as of December 31, 2019 and 2018:

	Note	December 31 2018	December 31 2019
Borrowings under the Revolver (1)		$159.0	$—
Borrowings under the Term Loans (2)		598.3	592.3
Total borrowings under Credit Facility		757.3	592.3
Less: unamortized debt issuance costs related to our Term Loans (2)		(9.8)	(9.7)
Lease obligations, comprised of lease obligations under IFRS 16 and lease obligations financed through third parties (3)	2	10.4	116.1
		$757.9	$698.7
Comprised of:
Current portion of borrowings under Credit Facility and lease obligations		$107.7	$139.6
Long-term portion of borrowings under Credit Facility and lease obligations		650.2	559.1
		$757.9	$698.7
* excluding ordinary course letters of credit.

(1)
Debt issuance costs were incurred in connection with our Prior Revolver in 2014 ($1.7) and the Revolver in 2018 ($3.1) and 2019 ($1.1), which we deferred as other assets on our consolidated balance sheets and amortize over the term of the relevant revolver. See note 10 for the long-term portion of the deferred financing costs. We accelerated the amortization of $0.6, representing the remaining portion of unamortized deferred financing costs related to the Prior Revolver, upon termination of the Prior Facility, and recorded it to other charges in June 2018.

(2)
Debt issuance costs were incurred in connection with our Prior Term Loan in 2015 ($2.1), the Term Loans in 2018 ($10.3) and 2019 ($1.6), which we deferred as long-term debt on our consolidated balance sheets and amortize over the term of the relevant term loan using the effective interest rate method. We accelerated the amortization of $0.6, representing the remaining portion of unamortized deferred financing costs related to the Prior Term Loan, upon termination of the Prior Facility, and recorded it to other charges in June 2018.

(3)
As of December 31, 2019, the current portion of lease obligations was $28.4 (2018 — $3.2) and the long-term portion was $87.7 (2018 — $7.2). The balance at December 31, 2019 included $111.2 of lease obligations under IFRS 16.

Mandatory Principal Repayments of the Term Loan
At December 31, 2019, the aggregate remaining mandatory principal repayments of the Term Loans were as follows, including a mandatory Term Loan prepayment of $107.0 due in 2020 based on specified excess cash flow for 2019 (we are currently unable to determine whether further mandatory principal repayments of the Term Loans based on specified excess cash flow or cash proceeds will be required subsequent to 2020):

Years ending December 31	Amount
2020	$113.0
2021	6.0
2022	6.0
2023	6.0
2024	6.0
2025 (to maturity in June 2025)	455.3
$592.3

Contractual Undiscounted Cash Flows For Lease Obligations
The following table sets forth the adjustments to our operating lease commitments at December 31, 2018 used to derive the lease obligations recognized on our initial application of IFRS 16 at January 1, 2019:

Operating lease commitments at December 31, 2018	$107.4
Discounted using our incremental borrowing rate at January 1, 2019	(13.2)
Recognition exemption for short-term and low-value leases	(1.9)
Extension options reasonably certain to be exercised	19.7
Lease obligations recognized at January 1, 2019 under IFRS 16	112.0
Lease obligations previously classified as finance leases under IAS 17	10.4
Total lease obligations at January 1, 2019	$122.4
Other lease related expenses that were recognized in the consolidated statement of operations for 2019 are as follows:

Year ended December 31	2019
Interest expense on lease obligations	$6.6
Variable lease payments not included in the measurement of lease obligations	$0.7
Expenses relating to short-term leases or low-value leases	$4.6
At December 31, 2019, the contractual undiscounted cash flows for our lease obligations (comprised of lease obligations under IFRS 16 and lease obligations financed through third-parties) were as follows:

Years ending December 31	Leases financed through third-parties	Other leases	Total
2020	$1.6	$32.5	$34.1
2021	1.6	25.8	27.4
2022	1.4	20.7	22.1
2023	0.9	16.2	17.1
2024	—	11.2	11.2
Thereafter	—	23.0	23.0
	$5.5	$129.4	$134.9
At December 31, 2019, we have commitments under IT support agreements that require future minimum payments as follows:

2020	$24.4
2021	18.6
2022	14.9
2023	14.5
2024	12.6
Thereafter	49.8
Total future minimum payments	$134.8